Trade and other payables	12 Months Ended
Jun. 30, 2024
Trade and other payables
Trade and other payables

18. Trade and other payables

Group’s trade and other payables as of June 30, 2024 and 2023 were as follows:

	06.30.2024	06.30.2023
Customers´ advances (*)	38,829	33,768
Trade payables	9,460	10,499
Accrued invoices	7,784	9,110
Admission fees (*)	29,409	30,354
Other income to be accrued	473	539
Tenant deposits	483	524
Total trade payables	86,438	84,794
Taxes payable	5,594	10,488
Other payables	18,972	36,395
Total other payables	24,566	46,883
Total trade and other payables	111,004	131,677
Non-current	38,317	36,551
Current	72,687	95,126
Total	111,004	131,677

(*) Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years.